Accounting for eRapa and CPRIT grant (Details) - GBP (£) £ in Thousands	Jun. 30, 2026	Jun. 30, 2024
Accounting For Erapa And Cprit Grant
Prepayments*	£ 527	£ 2,842
Accrued revenue	332
Deferred revenue		£ 571